UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.0%

	MUNICIPAL BONDS – 97.0%

	Alaska – 1.2%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/16 at 100.00	B	$ 2,287,285
	Series 2006A, 5.000%, 6/01/32
	California – 19.9%
12,500	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	5,160,250
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	918,100
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	9/15 at 100.00	B–	1,040,524
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,649,261
	Series 2006, 5.000%, 4/01/37
890	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,054,258
	Project, Series 2009, 6.750%, 2/01/38
260	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	9/15 at 100.00	BBB	259,971
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,332,900
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured
3,320	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A1	2,079,283
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
700	4.500%, 6/01/27	6/17 at 100.00	B	667,863
2,090	5.000%, 6/01/33	6/17 at 100.00	B	1,733,801
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%,	No Opt. Call	Aa2	2,537,335
	3/01/28 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	801,386
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	5,935,811
	Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	2,057,850
	0.000%, 8/01/25 – NPFG Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	3,384,438
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	719,655
	2004C, 0.000%, 8/01/32 – AGM Insured
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	4,015,600
	Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/32
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and	No Opt. Call	AA–	1,554,251
	1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
1,030	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	AA–	1,046,253
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
69,465	Total California			38,948,790
	Colorado – 5.3%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,574,003
	SYNCORA GTY Insured
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,161,180
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,051,540
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,119,038
	5.000%, 11/15/43
1,295	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	638,111
	9/01/32 – NPFG Insured
5,520	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%,	9/20 at 63.98	AA–	2,867,143
	9/01/28 – NPFG Insured
13,290	Total Colorado			10,411,015
	Connecticut – 2.2%
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,295,037
	Series 2007Z-1, 5.000%, 7/01/42
3,000	University of Connecticut, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/15/16	No Opt. Call	AA	3,070,890
4,250	Total Connecticut			4,365,927
	District of Columbia – 0.0%
80	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/15 at 100.00	A1	79,994
	Series 2001, 6.250%, 5/15/24
	Florida – 1.9%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,031,790
	General Hospital, Series 2006, 5.250%, 10/01/41
2,500	JEA St. Johns River Power Park System, Florida, Revenue Bonds, 2012-Issue 2 Series 25,	No Opt. Call	Aa2	2,641,250
	5.000%, 10/01/16
3,500	Total Florida			3,673,040
	Georgia – 0.8%
1,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	No Opt. Call	AA+	1,511,010
	2005A, 5.000%, 9/01/18 (WI/DD, Settling 7/06/15)
	Illinois – 13.5%
3,500	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/28 –	No Opt. Call	AA–	1,704,290
	FGIC Insured
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA	2,001,220
	AGM Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA+	1,179,706
	Trust 1137, 9.376%, 7/01/46 (IF)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	302,955
	6.000%, 7/01/43
1,600	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,724,224
	5.000%, 5/15/24 – AGM Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,132,778
	9/01/31 – RAAI Insured
1,500	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	1,586,415
	Centers, Series 2008A, 5.500%, 8/15/30
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	770,903
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,791,450
	1992C, 6.250%, 4/15/22 (ETM)
1,560	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,571,279
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,366,689
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	755,810
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	1,267,050
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,290,042
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,771,300
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	681,280
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	AA–	2,127,620
	NPFG Insured
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	347,752
	6.000%, 10/01/42
35,680	Total Illinois			26,372,763
	Indiana – 0.7%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	294,813
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	437,784
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	641,350
	2005Z, 0.000%, 7/15/28 – AGM Insured
1,705	Total Indiana			1,373,947
	Iowa – 2.6%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,803,633
	5.000%, 7/01/20
1,330	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,425,348
	Project, Series 2013, 5.000%, 12/01/19
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	885,970
	5.600%, 6/01/34
5,025	Total Iowa			5,114,951
	Kansas – 1.1%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A1	1,467,408
700	4.875%, 7/01/36	7/16 at 100.00	A1	712,488
2,125	Total Kansas			2,179,896
	Louisiana – 1.1%
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa1 (4)	2,077,420
	(Pre-refunded 5/01/16) – AGM Insured
	Maryland – 1.6%
550	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	564,350
	9/01/23 – SYNCORA GTY Insured
2,500	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	2,540,825
	2012A, 5.000%, 11/01/15
3,050	Total Maryland			3,105,175
	Michigan – 2.5%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	376,307
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,635	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	3,635,182
	7/01/34 – FGIC Insured
640	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	653,254
	5.000%, 7/01/33 – AGM Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	305,735
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
4,880	Total Michigan			4,970,478
	Minnesota – 4.9%
5,950	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2005, 5.250%, 10/01/21	10/15 at 100.00	A2 (4)	6,024,970
	(Pre-refunded 10/01/15)
3,500	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/15 at 100.00	BBB– (4)	3,575,355
	Inc., Series 2005, 6.000%, 11/15/30 (Pre-refunded 11/15/15)
9,450	Total Minnesota			9,600,325
	Missouri – 0.2%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	299,325
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Montana – 0.8%
1,440	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	1,520,525
	Services Corporation, Camposite Deal Series 2010A, 4.750%, 1/01/40
	Nevada – 1.8%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,102,440
	International Airport, Series 2010A, 5.250%, 7/01/42
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	2,432,025
3,500	Total Nevada			3,534,465
	New Jersey – 2.2%
2,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	9/15 at 100.00	AA–	2,028,040
	2004A, 5.000%, 7/01/34 – NPFG Insured
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A–	2,331,111
	0.000%, 12/15/28 – AMBAC Insured
6,570	Total New Jersey			4,359,151
	New Mexico – 1.9%
2,700	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2012A,	No Opt. Call	AAA	2,700,297
	4.000%, 7/01/15
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,008,790
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
3,700	Total New Mexico			3,709,087
	New York – 2.8%
1,025	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R	1,033,979
	Kaleida Health, Series 2006, 4.700%, 2/15/35
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,444,450
	Series 2012F, 5.000%, 11/15/26
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	896,977
	Series 2007B, 4.750%, 11/01/27
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	1,783,653
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	309,099
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
5,040	Total New York			5,468,158
	Ohio – 3.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	B–	1,165,389
1,465	6.000%, 6/01/42	6/17 at 100.00	B	1,183,207
435	5.875%, 6/01/47	6/17 at 100.00	B	341,110
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	3,178,963
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,475	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,609,933
	2013A-1, 5.000%, 2/15/48
8,440	Total Ohio			7,478,602
	Pennsylvania – 1.9%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,658,825
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,047,200
	Bonds, Series 2010B, 0.000%, 12/01/30
3,435	Total Pennsylvania			3,706,025
	Puerto Rico – 1.9%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	CCC–	869,277
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	214,660
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,057,760
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	CCC–	562,536
23,130	Total Puerto Rico			3,704,233
	Rhode Island – 0.6%
1,150	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	AA–	1,150,517
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 0.5%
1,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	1,020,250
	Refunding Series 2011B, 5.000%, 12/01/15
	Tennessee – 0.5%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	863,966
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 9.3%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	286,760
	6.000%, 1/01/41
4,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	5,077,042
	2013A, 5.500%, 4/01/53
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,405	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	621,488
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	854,053
2,235	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 62.70	AA–	909,958
	0.000%, 11/15/32 – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien
	Series 2001A:
3,045	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,230,698
4,095	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,264,577
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+	1,287,036
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,458,514
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
290	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	AA	350,071
	Series 2008I, 6.200%, 1/01/42 – AGC Insured
2,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	2,147,840
	2012, 5.000%, 12/15/32
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	1,685,361
	2002A, 0.000%, 8/15/25 – AMBAC Insured
26,410	Total Texas			18,173,398
	Utah – 1.1%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,070,634
	Virginia – 3.3%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	2,556,645
	Appreciation Series 2012B, 0.000%, 7/15/32
1,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	1,602,195
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	571,865
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,630,302
7,010	Total Virginia			6,361,007
	Washington – 3.9%
2,035	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear	7/16 at 100.00	Aa1 (4)	2,129,119
	Project 2, Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16)
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,091,604
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,408,120
	Series 2012A, 5.000%, 10/01/32
7,025	Total Washington			7,628,843
	Wisconsin – 1.2%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,337,450
	Series 2012B, 5.000%, 2/15/32
985	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/15 at 100.00	AA	988,931
2,235	Total Wisconsin			2,326,381
$ 265,290	Total Municipal Bonds (cost $170,728,808)			189,446,583

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 91	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 16,651
25	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	3,290
$ 117	Total Corporate Bonds (cost $10,497)				19,941
	Total Long-Term Investments (cost $170,739,305)				189,466,524
	Other Assets Less Liabilities – 3.0% (7)				5,942,297
	Net Assets – 100%				$ 195,408,821

Investments in Derivatives as of June 30, 2015
Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
JPMorgan	$5,500,000	Receive	USD-BMA	1.940%	Quarterly	6/29/16	6/29/26	$69,344

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$189,446,583	$ —	$189,446,583
Corporate Bonds	—	—	19,941	19,941
Investments in Derivatives:
Interest Rate Swaps*	—	69,344	—	69,344
Total	$ —	$189,515,927	$19,941	$189,535,868
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $169,253,235.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$21,240,254
Depreciation	(1,026,965)
Net unrealized appreciation (depreciation) of investments	$20,213,289

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by
Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015